Debt And Other Long-Term Liabilities (Schedule Of Term Loan Repayments) (Details) (Term Loan [Member], USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Term Loan [Member]
Line Of Credit Facility [Line Items]
Remaining due in 2013	$ 8,751
2014	19,687
2015	21,875
2016	102,812
Total remaining term loan	$ 153,125